Note 22 - Segmented Information (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Note 22 - Segmented Information (Details) [Line Items]
Number of Reportable Segments	3
Revenues	$ 2,714,273	$ 2,344,625	$ 2,098,987
Equity Method Investments	5,168	4,946
Service America [Member] | RRE Segment [Member]
Note 22 - Segmented Information (Details) [Line Items]
Revenues	49,165	52,818	45,623
Gross Profit	1,967	2,896	2,807
CRE[Member]
Note 22 - Segmented Information (Details) [Line Items]
Equity Method Investments	$ 4,768	$ 4,744